The Eaton Vance Mutual Funds Trust
For the High Income Portfolio

[LOGO]

Semi-Annual Shareholder Report
September 30, 1995

Investment Adviser of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617)482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

            -----------------------------------------
                       HIGH INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 1995
                (Expressed in United States Dollars)
----------------------------------------------------------------------
                 CORPORATE BONDS AND NOTES -- 95.7%
----------------------------------------------------------------------
FACE AMOUNT  SECURITY                                        VALUE
----------------------------------------------------------------------
             AUTOMOTIVE/TRUCK - 5.4%
$ 2,770,000  Exide Corporation, Sr. Notes,
               10.75%, 12/15/02                           $  2,950,050
  6,750,000  JPS Automotive Prod. Corp., Sr. Notes,
               11.125%, 6/15/01                              6,817,500
  3,800,000  Key Plastics, Sr. Notes, 14%, 11/15/99          3,876,000
  5,035,000  Motor Wheel Corp., Senior Notes,
               11.5%, 3/1/00                                 4,581,850
  5,000,000  Terex Corp., Sr. Secured Notes,
               13.75%, 5/15/02+                              4,100,000
  4,000,000  Walbro Corp., Senior Notes,
               9.875% 7/15/05+                               3,960,000
                                                          ------------
                                                          $ 26,285,400
                                                          ------------
             BUILDING PRODUCTS - 5.0%
$ 3,500,000  American Standard, Sr. Notes,
               11.375%, 5/15/04                           $  3,850,000
  7,400,000  Building Materials Corp., Sr. Sub. Notes
               11.75%, (0% until 2000), 7/1/04               4,588,000
  7,100,000  Overhead Door Corp., Sr. Notes,
               12.25%, 2/1/00                                6,922,500
  3,200,000  Schuller International Group Inc., Sr.
               Notes, 10.875%, 12/15/04                      3,520,000
  1,750,000  Southdown Inc., Sr. Sub. Notes.,
               14%, 10/15/01                                 1,933,750
  3,600,000  Tarkett International, Sr. Sub. Notes,
               9%, 3/1/02                                    3,672,000
                                                          ------------
                                                          $ 24,486,250
                                                          ------------
             CHEMICALS - 7.2%
$ 5,000,000  Agricultural Minerals & Chemicals, Sr.
               Notes, 10.75%, 9/30/03                     $  5,237,500
  6,700,000  GI Holdings, Sr. Discount Notes,
               11.125% (0% until 1995), 10/1/98              4,857,500
  5,000,000  NL Industries Inc., Sr. Sec. Notes,
               11.75%, 10/15/03                              5,275,000
  4,250,000  NL Industries Inc., Sr. Disc. Notes,
               13% (0% until 1998), 10/15/05                 3,145,000
  7,000,000  Pioneer Americas Acq., Senior Notes,
               13.625%, 4/1/05+                              7,175,000
  1,800,000  Rexene Corp, Sr. Notes,
               11.75%, 12/1/04                               1,930,500
  3,800,000  Terra Industries Inc., Senior Notes,
               10.5%, 6/15/05                                3,999,500
  3,700,000  Uniroyal Chemical Corp., Senior Sub.
               Notes, 11%, 5/1/03                            3,783,250
                                                          ------------
                                                          $ 35,403,250
                                                          ------------
             COMMUNICATIONS - 11.6%
$ 6,800,000  Australis Media LTD., Sub Disc. Notes, 14%
               (0% until 2000), 5/13/03                   $  4,080,000
  7,200,000  Dial Call Communications Inc., Sr. Red.
               Notes, 12.25% (0% until 1998),
               4/15/04                                       3,798,000
  6,400,000  Diamond Cable Communications Co.,
               Sr. Disc. Notes, 13.25% (0% until
               1999), 9/30/04                                4,256,000
  5,000,000  Galaxy Telecom LP., Sr. Sub. Notes,
               12.375%, 10/1/05                              5,000,000
  6,000,000  Granite Broadcasting Corp., Sr. Sub.
               Notes, 10.375%, 5/15/05                       6,120,000
  2,400,000  Imax Corp., Sr. Notes, 7%, 3/1/01               2,268,000
  6,000,000  In-Flight Phone Corp., Sr. Disc. Notes, 14%
               (0% until 1998), 5/15/02+                     2,460,000
  4,100,000  IXC Communications Inc., Senior
               Notes 13%, 10/1/05+                           4,038,500
  8,500,000  Marcus Cable Co., Sr. Disc. Notes,
               14.25% (0% until 2000), 12/15/05              4,930,000
  2,800,000  Marcus Cable Co., Senior Debs.,
               11.875%, 10/1/05                              2,828,000
  3,700,000  Pricellular Wireless Comm., Sr. Sub.
               Disc. Nts. 12.25% (0% until 1998),
               10/1/03                                       2,627,000
  9,340,000  United International Holdings Inc., Sr.
               Sec. Disc. Notes, 0%, 11/15/99                5,697,400
  8,400,000  Videotron Holdings, Sr. Disc. Notes,
               11% (0% until 2000), 8/15/05                  4,851,000
  4,000,000  Young Broadcasting Corp., Sr. Sub.
               Notes, 10.125%, 2/15/05+                      4,200,000
                                                          ------------
                                                          $ 57,153,900
                                                          ------------
             ENERGY - 5.8%
$ 7,200,000  Gulf Canada Resources Ltd., Sr. Sub.
               Notes, 9.25%, 1/15/04                      $  7,128,000
  6,200,000  MCV Subordinated Secured Lease
               Obligations, 11.75%, 7/23/05                  6,479,000
  4,800,000  Mesa Capital Corp., Sec. Disc. Notes,
               12.75%, 6/30/98                               4,428,000
  3,216,364  Midland Cogeneration Venture, Sr. Sec.
               Lease Oblig., 10.33%, 7/23/02                 3,357,080
  4,150,000  Trans Texas Gas Corp., Sr. Sec. Notes,
               11.5%, 6/15/02                                4,347,125
  2,420,000  Tuboscope Vetco, Sr. Sub. Debs.,
               10.75%, 4/15/03                               2,468,400
                                                          ------------
                                                          $ 28,207,605
                                                          ------------
             FOOD/RESTAURANTS/HOTELS - 7.8%
$ 4,000,000  American Restaurant Group Inc., Sr.
               Sec. Notes, 12%, 9/15/98                   $  2,940,000
  7,255,000  BFI Acquisition Corp., Sr. Sub. Notes
               (Series A) 12%, 12/1/01                       5,078,500
  9,850,000  Flagstar Corp., Sub. Debs.,
               10.75%, 9/15/01                               9,259,000
  5,200,000  Purina Mills, Sr. Sec. Sub. Notes,
               10.25%, 9/1/03                                5,330,000
  5,735,000  Seven Up/RC Bottling Co., Sr. Sec.
               Notes, 11.5%, 8/1/99*                         2,466,050
  2,050,000  Specialty Foods Corp., Sr. Disc. Debs.,
               13%, (0% until 1999) 8/15/05                  1,086,500
  2,000,000  Specialty Foods Corp., Sr. Notes,
               10.25%, 8/15/01                               1,905,000
  6,500,000  Specialty Foods Corp., Sr. Notes,
               11.125%, 10/1/02+                             6,467,500
  3,650,000  Van De Kamps, Inc., Sr. Sub. Notes,
               12%, 9/15/05+                                 3,704,750
                                                          ------------
                                                          $ 38,237,300
                                                          ------------
             HEALTHCARE - 3.6%
$ 6,800,000  Dade International Inc., Sr. Sub. Notes,
               13%, 2/1/05                                $  7,276,000
  2,550,000  Genesis Health Ventures, Sr. Sub. Notes,
               9.75%, 6/15/05                                2,658,375
  6,100,000  Ordna Health Corp., Sr. Sub. Notes,
               11.375%, 8/15/04                              6,786,250
  1,000,000  Universal Health Services Corp., Sr.
               Notes, 8.75%, 8/15/05                           991,760
                                                          ------------
                                                          $ 17,712,385
                                                          ------------
             HIGH TECH - 2.1%
$ 2,719,000  Blue Bell Funding Inc., Sec. Ext. Notes,
               11.85%, 5/1/99                             $  2,861,748
  4,000,000  GS Technologies Corp., Sr. Notes,
               12.25%, 10/1/05                               4,050,000
  3,100,000  Unisys Corp., Sr. Notes, 13.5%, 7/1/97          3,355,750
                                                          ------------
                                                          $ 10,267,498
                                                          ------------
             METALS - 5.4%
$ 3,500,000  Acme Metals Inc., Sr. Notes,
               12.5%, 8/1/02                              $  3,465,000
  2,000,000  Algoma Steel Corp., Sr. Secured Notes,
               12.375%, 7/15/05                              1,830,000
  4,000,000  Gulf States Steel, First Mtg. Notes,
               13.5%, 4/15/03                                3,840,000
  2,250,000  Inland Steel Corp., First Mtg. Bonds,
               12%, 12/1/98                                  2,452,500
  2,000,000  Kaiser Aluminum, Sr. Sub. Notes,
               12.75%, 2/1/03                                2,165,000
  2,400,000  Maxxam Group Inc., Sr. Sec. Notes,
               11.250%, 8/1/03                               2,346,000
  2,800,000  Maxxam Group Inc., Sr. Sec. Disc.
               Notes, 12.25% (0% until 1998), 8/1/03         1,827,000
  4,525,000  Republic Engineered Steels Inc., First
               Mtg., 9.875%, 12/15/01                        4,219,562
  2,353,280  Stelco Inc., SF Debentures,
               13.5%, 10/1/00                      (CAD)     1,760,253
  2,105,000  Ucar Global Enterprises, Sr. Sub. Notes,
               12% 1/15/05                                   2,347,075
                                                          ------------
                                                          $ 26,252,390
                                                          ------------
             MANUFACTURING/MACHINERY - 8.6%
$ 4,200,000  Applied Extrusion Inc., Sr. Notes,
               11.5%, 4/1/02                              $  4,494,000
  3,300,000  Day International Group, Inc., Sr. Sub.
               Notes, 11.125%, 6/1/05+                       3,423,750
  3,500,000  Dictaphone Corp., Sr. Sub. Notes,
               11.75%, 8/1/05                                3,447,500
  4,225,000  Essex Group, Inc., Sr. Notes,
               10%, 5/1/03                                   4,098,250
  4,100,000  Graphic Controls Corp., Sr. Sub. Notes,
               12%, 9/15/05+                                 4,171,750
  5,300,000  Monarch Acquisition Corp., Senior
               Notes, 12.5%, 7/1/03+                         5,432,500
  5,500,000  Newflo Corp., Sub. Notes,
               13.25%, 11/15/02                              5,665,000
  4,000,000  Plastic Specialties & Tech, Sr. Sec.
               Notes, 11.25%, 12/1/03                        3,660,000
  7,000,000  Waters Corp., Sr. Sub. Notes,
               12.75%, 9/30/04                               7,595,000
                                                          ------------
                                                          $ 41,987,750
                                                          ------------
             MISCELLANEOUS - 5.5%
$ 4,100,000  Alliance Entertainment Corp., Sr. Sub.
               Notes, 11.25%, 7/15/05+                    $  4,089,750
  4,000,000  Alliant Tech Systems Inc., Sr. Sub.
               Notes, 11.75%, 3/1/03                         4,340,000
  2,000,000  American Safety Razor Corp., Sr. Notes,
               9.875%, 8/1/05+                               2,000,000
  8,600,000  Corporate Express Inc., Sr. Sub. Notes,
               9.125%, 3/15/04                               8,557,000
  6,400,000  Roadmaster Industries Inc., Sr. Sub.
               Notes, 11.75%, 7/15/02                        4,160,000
  4,100,000  Selmer Company, Inc., Sr. Sub. Notes, 11%,
               5/15/05                                       3,977,000
                                                          ------------
                                                          $ 27,123,750
                                                          ------------
             PAPER/PACKAGING - 10.1%
$ 2,400,000  Container Corp., Sr. Notes (Ser. B),
               10.75%, 5/1/02                             $  2,526,000
  4,027,459  Fort Howard Corp., Sr. Sec. Notes,
               11%, 1/2/02                                   4,188,557
  4,100,000  Gaylord Container Corp., Sr. Sub. Disc.
               Debs., 12.75% (0% until 1996), 5/15/05        4,038,500
  2,500,000  Owens Illinois Inc., Sr. Notes,
               9.95%, 10/15/04                               2,568,750
  1,500,000  Portola Packaging Corp., Senior Notes,
               10.75%, 10/1/05                               1,516,875
  3,665,000  Repap New Brunswick, 2nd Party Sr. Sec.
               Notes, 9.875%, 5/1/06                         3,518,400
  2,500,000  Repap New Brunswick, Sr. Sec. Notes,
               10.625%, 4/15/05                              2,537,500
  2,400,000  Riverwood International, Sr. Sub.
               Notes, 10.375%, 6/30/04                       2,640,000
  3,000,000  S.D. Warren Company Inc., Sr. Sub.
               Notes, 12%, 12/15/04                          3,315,000
  5,000,000  Silgan Corp., Sr. Notes,
               13.25% (0% until 1996), 12/15/02              4,675,000
  1,500,000  Silgan Corp., Sr. Sub. Notes,
               11.75%, 6/15/02                               1,582,500
  2,000,000  Stone Container Corp., First Mtg.
               Notes, 10.75%, 10/1/02                        2,075,000
  3,200,000  Stone Container Corp., Sr. Notes,
               12.625%, 7/15/98                              3,472,000
  2,400,000  Tembec Finance Corp., Sr. Notes,
               9.875%, 9/30/05                               2,376,000
  2,950,000  U.S. Can Company, Sr. Sub. Notes,
               13.5%, 1/15/02                                3,237,625
  5,150,000  Williamhouse-Regency of Del., Sr.
               Sub. Deb., 11.5%, 6/15/05                     5,098,500
                                                          ------------
                                                          $ 49,366,207
                                                          ------------
             RECREATION - 3.2%
$ 5,000,000  Aztar Corp., Sr. Sub. Notes,
               13.75%, 10/1/04                            $  5,381,250
  1,700,000  Trump Holdings & Funding, Senior
               Notes, 15.50%, 6/15/05                        1,683,000
  3,100,000  Trump Plaza Funding, First Mtg. Notes,
               10.875%, 6/15/01                              2,840,375
  6,558,515  Trump Taj Mahal, First Mtg. Bonds,
               11.35%, 11/15/99                              5,820,682
                                                          ------------
                                                          $ 15,725,307
                                                          ------------
             RETAILING - 9.7%
$ 5,600,000  Apparel Retailers Inc., Sr. Disc. Debs.,
               12.75% (0% until 1998), 8/15/05            $  3,416,000
  6,575,000  Brunos, Inc., Sr. Sub. Notes,
               10.5%, 8/1/05                                 6,377,750
  4,000,000  Dominick's Finer Foods, Inc., Sr. Sub.
               Notes, 10.875%, 5/1/05+                       4,060,000
  4,200,000  Duane Reade, G.P., Sr. Notes,
               12%, 9/15/02                                  3,843,000
  4,700,000  Levitz Furniture Corp., Sr. Sub. Notes,
               9.625%, 7/15/03                               3,736,500
  2,000,000  Pathmark Stores Inc., Jr. Sub., Disc.
               Notes, 9.625%, 5/1/03                         1,970,000
  8,500,000  Pathmark Stores Inc., Jr. Sub., Disc.
               Notes, 10.75% (0% until 1999),
               11/1/03                                       5,503,750
  5,550,000  Purity Supreme, Sr. Sec. Notes,
               11.75%, 8/1/99                                6,063,375
  2,000,000  Ralphs Grocery Company, Inc., Sr. Sub.
               Notes, 11%, 6/15/05                           1,870,000
  5,500,000  Ralphs Grocery Co., Sr. Sub. Notes,
               13.75%, 6/15/05                               5,802,500
  4,980,000  Specialty Retailers, Inc., Sr. Sub. Notes,
               11%, 8/15/03                                  4,681,200
                                                          ------------
                                                          $ 47,324,075
                                                          ------------
             TEXTILES - 3.8%
$ 2,000,000  CMI Industries Inc., Sr. Sub. Notes,
               9.5%, 10/1/03                              $  1,840,000
  5,800,000  Dan River Inc., Sr. Sub. Notes,
               10.125%, 12/15/03                             5,843,500
  3,596,000  JPS Textile Group, Sr. Sub. Notes,
               10.25%, 6/1/99                                3,164,480
  8,200,000  Westpoint Stevens, Sr. Sub. Debs.,
               9.375%, 12/15/05                              7,974,500
                                                          ------------
                                                          $ 18,822,480
                                                          ------------
             TRANSPORTATION - 0.9%
$ 4,800,000  Moran Transportation, 1st Mtg. Notes,
               11.75%, 7/15/04                            $  4,488,000
                                                          ------------

             TOTAL CORPORATE BONDS AND NOTES
               (identified cost, $475,139,450)            $468,843,547
                                                          ------------
----------------------------------------------------------------------
                      PREFERRED STOCKS - 0.4%
----------------------------------------------------------------------
  SHARES     SECURITY                                        VALUE
----------------------------------------------------------------------
     48,000  SD Warren Company W/Warrants,
               14%, 12/15/06*                             $  1,464,000
     32,000  Terex Corp., 13% CV Pfd. (144A)
               W/Warrants+*                                    416,000
                                                          ------------

             TOTAL PREFERRED STOCKS
               (identified cost, $2,041,600)              $  1,880,000
                                                          -----------
----------------------------------------------------------------------
             COMMON STOCKS, WARRANTS AND RIGHTS - 0.8%
----------------------------------------------------------------------
  SHARES/
  WARRANTS   SECURITY                                        VALUE
----------------------------------------------------------------------
             AUTO/TRUCK - 0.4%
    214,839  Bucyrus - Erie Company, Common*              $  1,906,696
                                                          ------------

             CHEMICALS - 0.0%
      9,908  UCC Invt. Hldgs., Cl A Common+*              $    111,465
                                                          ------------

             COMMUNICATIONS - 0.0%
      7,200  Dial Call Communications, Wts.+*             $      1,800
      7,840  United International Hldg. Inc.,
               Warrants+*                                      235,200
                                                          ------------
                                                          $    237,000
                                                          ------------
             ENERGY - 0.0%
      5,520  Empire Gas Corp., Wts.+*                     $      5,520
                                                          ------------

             FOOD - 0.0%
      1,380  Servam Corp., Common*                        $          0
     12,276  Servam Corp., $2.00 Wts. Exp.
               4/1/01+*                                              0
      2,760  Servam Corp., $4.50 Wts. Exp.
               4/1/01+*                                              0
     48,000  Specialty Foods Acquisition,
               Common+*                                         84,000
                                                          ------------
                                                          $     84,000
                                                          ------------
             INDUSTRIAL - 0.0%
      1,814  Thermadyne Holdings Corp.,
               Common+*                                   $     32,652
     40,000  Thermadyne Holdings Corp.,
               Common+*                                            400
                                                          ------------
                                                          $     33,052
                                                          ------------
             MANUFACTURING - 0.3%
    101,973  Pullman Company, Common Stock+*              $    815,784
     22,500  Southdown Inc., Wts.+*                             95,625
      9,300  Terex Corp., Rights, Exp. 8/1/96+*                  4,650
      1,125  Terex Corp., Rights, Exp. 8/1/96+*                    563
      5,371  Terex Corp., Rights, Exp. 7/1/97+*                  4,028
     32,000  Terex Corp., Wts.+*                               304,000
     95,000  Triangle Wire & Cable, Common+*                   237,500
     22,500  Triangle Wire and Cable, Wts.+*                         0
                                                          ------------
                                                          $  1,462,150
                                                          ------------
             METALS - 0.0%
      4,000  Gulf States Steel, Warrants+*                $        200
                                                          ------------

             MISCELLANEOUS - 0.0%
      6,800  Australis Media, Warrants+*                  $          0
                                                          ------------

             PAPER/PACKAGING - 0.1%
     48,000  SD Warren Company, Warrants*                 $    288,000
                                                          ------------

             RETAILING - 0.0%
      5,198  Purity Supreme, Wts., Exp. 8/1/99+*          $      4,002
      6,000  Waxman Industries, Inc., Warrants*                    300
                                                          ------------
                                                          $      4,302
                                                          ------------

             TOTAL COMMON STOCKS,
               WARRANTS AND RIGHTS
               (IDENTIFIED COST, $9,334,423)              $  4,132,385
                                                          ------------

----------------------------------------------------------------------
                    SHORT-TERM OBLIGATION - 2.3%
----------------------------------------------------------------------
FACE AMOUNT  SECURITY                                        VALUE
----------------------------------------------------------------------
             COMMERCIAL PAPER
             Melville Corp.,
$11,123,000    6.60%, 10/2/95, at amortized cost          $ 11,124,920
                                                          ------------

             TOTAL INVESTMENTS
               (IDENTIFIED COST, $497,640,393)            $485,980,852

             OTHER ASSETS,
               LESS LIABILITIES - 0.8%                       3,756,680
                                                          -------------

                    NET ASSETS - 100%                     $489,737,532
                                                          ============

* Non-income producing security.
+ Restricted Security (Note 6).
CAD -- The principal amount of these securities is stated in Canadian Dollars, the currency in which the security is denominated.



                 See notes to financial statements

                 -----------------------------------------
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              September 30, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $497,640,393)                                                $485,980,852
  Cash                                                                  6,240
  Receivable for investments sold                                   6,824,052
  Interest receivable                                              12,139,700
  Deferred organization expenses (Note 1D)                             16,570
                                                                 ------------
      Total assets                                               $504,967,414
LIABILITIES:
  Payable for investments purchased                 $15,216,905
  Payable to affiliates --
    Trustees' fees                                        4,467
    Custodian fee                                         8,510
                                                    -----------
      Total liabilities                                            15,229,882
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $489,737,532
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $501,405,114
  Unrealized depreciation of investments (computed
    on the basis of identified cost)                              (11,667,582)
                                                                 ------------
      Total                                                      $489,737,532
                                                                 ============



                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                 For the Six Months Ended September 30, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                 $26,711,639
  Expenses --
    Investment adviser fee (Note 2)                  $1,501,871
    Compensation of Trustees not members of the
      Investment Adviser's organization                   9,071
    Custodian fee (Note 2)                              107,886
    Legal and accounting services                        53,380
    Printing and postage                                  2,929
    Amortization of organization expenses (Note 1D)       1,920
    Miscellaneous                                        15,647
                                                     ----------
      Total expenses                                                1,692,704
                                                                  -----------
        Net investment income                                     $25,018,935
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment transactions
    (identified cost basis)                          $ (146,502)
  Decrease in unrealized depreciation of
    investments                                       8,213,798
                                                     ----------
      Net realized and unrealized gain on
        investments                                               $ 8,067,296
                                                                  -----------
        Net increase in net assets from operations                $33,086,231
                                                                  ===========



                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED       YEAR ENDED
                                                  SEPTEMBER 30,    MARCH 31,
                                                  -------------   ----------
                                                      1995           1995*
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $ 25,018,935   $ 37,644,090
    Net realized loss on investment transactions      (146,502)   (13,221,664)
    Change in unrealized appreciation
      (depreciation) of investments                  8,213,798     (7,038,030)
                                                  ------------   ------------
      Net increase in net assets from operations  $ 33,086,231   $ 17,384,396
                                                  ------------   ------------
  Capital transactions --
    Contributions                                 $ 89,303,785   $575,199,203
    Withdrawals                                    (75,204,299)  (150,131,814)
                                                  ------------   ------------
      Increase in net assets resulting from
        capital transactions                      $ 14,099,486   $425,067,389
                                                  ------------   ------------
        Total increase in net assets              $ 47,185,717   $442,451,785
NET ASSETS:
  At beginning of period                           442,551,815        100,030
                                                  ------------   ------------
  At end of period                                $489,737,532   $442,551,815
                                                  ============   ============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED      YEAR ENDED
                                                     SEPTEMBER 30,   MARCH 31,
                                                     -------------  ----------
                                                         1995           1995*
RATIOS (As a percentage of average daily net assets):
  Expenses                                              0.71%+         0.70%+
  Net investment income                                10.53%+        10.63%+
PORTFOLIO TURNOVER                                        42%            53%

+   Computed on an annualized basis.
*For the period from the start of business, June 1, 1994, to March 31, 1995.



                       See notes to financial statements

                  -----------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      (Expressed in United States Dollars)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and or securities.

C. INCOME TAXES -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OTHER -- Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, the fee was equivalent to 0.63% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,501,871. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $226,648,137 and $186,595,718, respectively.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized depreciation/appreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:

Aggregate cost                                        $497,640,393
                                                      ============
Gross unrealized depreciation                         $ 24,353,994
Gross unrealized appreciation                           12,694,453
                                                      ------------
    Net unrealized depreciation                       $ 11,659,541
                                                      ============

--------------------------------------------------------------------------------
(6) NOT READILY MARKETABLE SECURITIES
At September 30, 1995, the Portfolio owned the following securities (constituting 12.6% of net assets) which were not readily marketable at such date. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

CORPORATE BONDS AND NOTES
-------------------------
DESCRIPTION                   DATES OF ACQUISITION        SHARES/FACE        COST          FAIR VALUE
-----------                   --------------------        -----------        ----          ----------
                                                                          (EXPRESSED IN U.S. DOLLARS)
Alliance Entertainment
  Corp., Sr. Sub. Notes,
  11.25%, 7/15/05                    7/18/95               4,100,000      $ 4,127,125      $ 4,089,750
American Safety Razor
  Corp., Sr. Notes,
  9.875%, 8/1/05                     7/27/95               2,000,000        2,000,000        2,000,000
Day International Group,
  Inc., Sr. Sub. Notes,
  11.125%, 6/1/05                5/26/95-6/2/95            3,300,000        3,336,000        3,423,750
Dominick's Finer Foods,
  Inc., Sr. Sub Notes,
  10.875%, 5/1/05                4/27/95-6/15/95           4,000,000        4,000,000        4,060,000
Graphic Controls Corp.,
  Sr. Sub. Notes, 12%, 9/
  15/05                              9/21/95               4,100,000        4,100,000        4,171,750
In-Flight Phone Corp., Sr.
  Disc. Notes, 14%
  (0% until 1998), 5/15/02           4/28/95               6,000,000        3,989,040        2,460,000
IXC Communications Inc.,
Sr. Notes, 13%, 10/1/05              9/25/95               4,100,000        3,987,045        4,038,500
Monarch Acquisition Corp.,
  Sr. Notes,
  12.5%, 7/1/03                      6/23/95               5,300,000        5,300,000        5,432,500
Pioneer Americas Acq.,
  Senior Notes,
  13.625%, 4/1/05            4/13/95-7/13/95-8/24/95       7,000,000        7,139,500        7,175,000
Specialty Foods Corp., Sr.
  Notes, 11.125%, 10/1/02        7/12/95-8/22/95           6,500,000        6,485,000        6,467,500
Terex Corp., Sr. Secured
  Notes, 13.75%, 5/15/02             4/27/95               5,000,000        5,000,000        4,100,000
Van De Kamps, Inc., Sr.
  Sub. Notes, 12%, 9/19/05       9/14/95-9/15/95           3,650,000        3,678,875        3,704,750
Walbro Corp., Sr. Notes,
  9.875%, 7/15/05            7/21/95-7/24/95-7/28/95       4,000,000        4,003,338        3,960,000
Young Broadcasting Corp.,
  Sr. Sub. Notes,
  10.125%, 2/15/05                   6/7/95                4,000,000        4,000,000        4,200,000

--------------------------------------------------------------------------------------------------------
CORPORATE STOCKS, WARRANTS AND RIGHTS
-------------------------------------
DESCRIPTION                   DATES OF ACQUISITION        SHARES/FACE        COST          FAIR VALUE
-----------                   --------------------        -----------        ----          ----------
                                                                          (EXPRESSED IN U.S. DOLLARS)
Australis Media, Warrants            5/26/95                   6,800      $         0      $         0
Dial Call Communications,
Warrants                             10/4/94                   7,200                0            1,800
Empire Gas Corp., Warrants           1/27/95                   5,520                0            5,520
Gulf States Steel,
Warrants                             8/22/95                   4,000                0              200
Pullman Company, Common              2/22/95                 101,973        2,949,328          815,784
Purity Supreme, Wts., Exp.
8/1/99                               7/29/92                   5,198                0            4,002
Servam Corp., $2.00 Wts.
4/1/01                              12/15/87                  12,276                0                0
Servam Corp., $4.50 Wts.
4/1/01                              12/15/87                   2,760                0                0
Southdown, Inc., Warrants           10/28/91                  22,500           67,500           95,625
Specialty Foods
Acquisition, Common                  8/10/93                  48,000           34,886           84,000
Terex, CV Preferred                 12/15/93                  32,000          793,600          416,000
Terex Corp., Rights, 8/1/
96                                   7/24/92                   9,300                0            4,650
Terex Corp., Rights                  11/7/94                   5,371                0            4,028
Terex Corp., Rights           8/20/92-7/1/94-8/2/94            1,125                0              563
Terex Corp., Warrants               12/15/93                  32,000            6,400          304,000
Thermadyne Holdings Corp.,
Common                               5/17/94                   1,814           44,100           32,652
Thermadyne Holdings Corp.,
Common                               4/3/89                   40,000           28,800              400
Triangle Wire & Cable,
Inc., Common                         3/17/94                  95,000        2,250,000          237,500
Triangle Wire & Cable,
Inc., Warrants                      10/28/91                  22,500                0                0
UCC Invt. Holdings, Class
A Common                            10/24/86                   9,908            9,834          111,465
United International
Holdings Inc., Warrants              10/1/91                   7,840          222,186          235,200
Waxman Industries, Inc.,
Warrants                             10/1/91                   6,000            6,000              300
                                                                          -----------      -----------
                                                                          $67,558,557      $61,637,189
                                                                          ===========      ===========

TO THE TRUSTEES AND INVESTORS OF
HIGH INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio as of September 30, 1995, and the related statement of operations for the six months then ended and the statements of changes in net assets and the supplementary data for the six months then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Income Portfolio at September 30, 1995, the results of its operations, changes in its net assets, and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

                                                     DELOITTE & TOUCHE

GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
OCTOBER 31, 1995

                INVESTMENT MANAGEMENT FOR HIGH INCOME PORTFOLIO

OFFICERS                       INDEPENDENT TRUSTEES

M. DOZIER GARDNER              DONALD R. DWIGHT
President, Trustee             President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
JAMES B. HAWKES
Vice President, Trustee        SAMUEL L. HAYES, III
                               Jacob H. Schiff Professor of
HOOKER TALCOTT, JR.            Investment Banking,
Vice President and             Harvard University Graduate School
Portfolio Manager              of Business Administration

JAMES L. O'CONNOR              NORTON H. REAMER
Treasurer                      President and Director, United Asset
                               Management Corporation
THOMAS OTIS
Secretary                      JOHN L. THORNDIKE
                               Vice President and Director,
                               Fiduciary Company Incorporated

                               JACK L. TREYNOR
                               Investment Adviser and Consultant